Taxes	12 Months Ended
Dec. 31, 2022
Taxes
Taxes

Note 16 - Taxes

Prepaid taxes

Prepaid taxes as of December 31, 2022 and 2021 consist of the following:

	December 31,	December 31,
	2022	2021
Prepaid value-added tax	$491,772	$1,609,466
Others	2,695	-

Total	$494,467	$1,609,466

Taxes Payable

Taxes payable as of December 31, 2021 and 2020 consist of the following:

	December 31,	December 31,
	2022	2021
Corporation income tax payable	$987,169	$578,445
Other tax payable	264,806	245,256
Total	$1,251,975	$823,701

Corporation Income Tax (“CIT”)

Tantech BVI was incorporated in the BVI and is not subject to income taxes under the current laws of BVI. EPakia was incorporated in Delaware, United States and is subject to a combine U.S. federal and state statutory income tax rate at 28%. EPakia Canada was incorporated in Alberta, Canada and is subject to a combined federal and provincial statutory income tax rate at 23%. USCNHK, China East and Euroasia are holding companies registered in Hong Kong and has no operating profit for tax liabilities.

The Group’s subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008 Tantech Bamboo was registered in the PRC and is subject to corporate income tax at a reduced rate of 15% starting from 2008 when it was approved by local government as a high-tech company. Tantech Bamboo did not renew the high-tech certificate for fiscal 2020 and subject to corporate tax rate of 25% for the year 2020. Shangchi Automobile was approved by local government as a high-tech company on December 7, 2017 and renewed on December 2, 2020, which valid for three calendar years of 2020 to 2022. Shangchi Automobile was subject to income tax rate of 15%.

The following table reconciles PRC statutory rates to the Company’s effective tax rates for the years ended December 31, 2022, 2021 and 2020:

	Years ended December 31,
	2022	2021	2020
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact	9%	(17)%	(14)%
Permanent difference and others	9%	1%	(5)%
Changes of deferred tax assets valuation allowances	12%	(38)%	0%
Total	55%	(29)%	6%

The income tax expense (credit) consisted of the following:

	Years ended December 31,
	2022	2021	2020
Current	$3,141,969	$2,429,480	$1,188,136
Deferred	-	-	(1,799,791)
Total	$3,141,969	$2,429,480	$(611,655)

Significant components of deferred tax assets and liabilities are as follows:

	December 31,	December 31,
	2022	2021
Deferred tax assets:
Allowance for doubtful accounts and other markdown and impairments	$8,230,237	$7,622,322
Valuation allowance	(8,230,237)	(7,622,322)
Total	$-	$-

Deferred tax liability:
Increase in fair value of intangible assets acquired through acquisition	$1,968,005	$2,129,517
Impairment of intangible assets acquired through acquisition	(1,968,005)	(2,129,517)
Total	$-	$-

At December 31, 2022 and 2021, the Company has provided full valuation allowance for deferred tax assets that the Company estimated the Company could not realize due to expected future operating loss in certain entities. As of December 31, 2022 and 2021, the valuation allowance was $8,230,237 and $7,622,322, respectively. The Company’s management reviews this valuation allowance periodically and makes adjustments as necessary.